Filed Pursuant To Rule 497(e)

Registration Number 333-25663

AMERICAN FIDELITY ASSURANCE COMPANY

American Fidelity Separate Account B
AFAdvantage® Variable Annuity
American Fidelity Separate Account C
AFMaxx 457(b) Group Variable Annuity®

Supplement Dated July 31, 2017 to Prospectus Dated May 1, 2017

This Supplement updates certain information contained in your May 1, 2017 Variable Annuity
Prospectus (the "Prospectus").  Please read it carefully and keep it with the Prospectus for future reference.

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NOTICE OF AND INFORMATION ABOUT
CHANGES TO INVESTMENT OPTIONS

Effective on July 31, 2017 (the "Effective Date"), the Prospectus is updated as set forth in this Supplement to reflect (1) certain changes to the BlackRock Value Opportunities V.I. Fund's name and fee information, and (2) the addition of the Dreyfus Variable Investment Fund − Opportunistic Small Cap Portfolio as a new investment option available through your variable annuity policy (the "Policy") on or about October 1, 2017.

All references to "BlackRock Value Opportunities V.I. Fund" in the Prospectus are deleted and replaced with "BlackRock Advantage U.S. Total Market V.I. Fund."  Additionally, the information in the Prospectus is updated to reflect that, as of on or about October 1, 2017, 12 investment options are available – the Guaranteed Interest Account and 11 variable investment options.

IMPORTANT INFORMATION ABOUT THE INVESTMENT OPTIONS
OF YOUR VARIABLE ANNUITY POLICY

Following are the investment options that are available through your Policy.  More detailed information about your investment options can be found in the current prospectus and statement of additional information for the portfolio that corresponds with the applicable investment option.  If you received a summary prospectus for any of the portfolios, you may obtain a full prospectus and other fund information free of charge by contacting our Annuity Services Department at 1.800.662.1113, va.help@americanfidelity.com, or P.O. Box 25520, Oklahoma City, Oklahoma  73125.

American Funds Insurance Series® – International FundSM
BlackRock Variable Series Funds, Inc. – Basic Value V.I. Fund
BlackRock Variable Series Funds, Inc. – BlackRock Advantage U.S. Total Market V.I. Fund
Dreyfus Variable Investment Fund– Opportunistic Small Cap Portfolio*
The Dreyfus Sustainable U.S. Equity Portfolio, Inc.
Dreyfus Stock Index Fund, Inc.
Vanguard® Variable Insurance Fund** – Balanced Portfolio
Vanguard® Variable Insurance Fund** – Capital Growth Portfolio
Vanguard® Variable Insurance Fund** – Mid-Cap Index Portfolio
Vanguard® Variable Insurance Fund** – Total Bond Market Index Portfolio
Vanguard® Variable Insurance Fund** – Total Stock Market Index Portfolio

*Available on or about October 1, 2017
**Vanguard is a trademark of The Vanguard Group, Inc.

Total Annual Portfolio Operating Expenses

The information on page 4 of your Prospectus, "Fee Table – Total Annual Portfolio Operating Expenses", is updated to reflect the following information.

Total Annual Portfolio Operating Expenses (expenses that are deducted from portfolio assets, including management fees, distribution (12b-1) fees and other expenses)……...	MINIMUM 0.15%	MAXIMUM 0.86%

Annual Portfolio Operating Expenses (expenses that are deducted from portfolio assets)

The information in the table on pages 4-5 of your Prospectus, "Fee Table – Annual Portfolio Operating Expenses", is updated to (1) delete the information about the BlackRock Value Opportunities V.I. Fund and replace it with the information below about the BlackRock Advantage U.S. Total Market V.I. Fund, and (2) add the information below about the Dreyfus Variable Investment Fund − Opportunistic Small Cap Portfolio, which will be available on or about October 1, 2017:

BlackRock Variable Series Funds, Inc.
BlackRock Advantage U.S. Total Market V.I. Fund
Management Fee                                                                      0.75%
Other Expenses                                                                    0.26%
Total Annual Operating Expenses                           1.01%
Contractual Waivers1                                                            0.46%
Net Annual Operating Expenses                               0.55%

Dreyfus Variable Investment Fund
Opportunistic Small Cap Portfolio
Management Fee                                                                               0.75%
Distribution and/or Service (12b-1) Fee                      None
Other Expenses                                                                                    0.11%
Total Annual Operating Expenses                                   0.86%

1 Contractual Waivers: As described in the "Management of the Funds" section of the Fund's prospectus, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.55% of average daily net assets through April 30, 2019. BlackRock has also contractually agreed to reimburse fees in order to limit certain operational and recordkeeping fees to 0.07% of average daily net assets through April 30, 2019. Each of these contractual agreements may be terminated upon 90 days' notice by a majority of the non-interested directors of the Fund or by a vote of a majority of the outstanding voting securities of the Fund.

Examples

Separate Account B Advantage™ Variable Annuity

If you are a participant in the Policy offered by American Fidelity Separate Account B, the information in the table on pages 6-7 of your Prospectus, "Fee Table – Examples", is updated to (1) delete the information about the BlackRock Value Opportunities V.I. Fund and replace it with the information below about the BlackRock Advantage U.S. Total Market V.I. Fund, and (2) add the information below about the Dreyfus Variable Investment Fund − Opportunistic Small Cap Portfolio, which will be available on or about October 1, 2017:

		Time Periods
		1 Year	3 Year	5 Year	10 Year

Dreyfus Variable Investment Fund
Opportunistic Small Cap Portfolio	(a)	1,054	1,360	1,735	2,816
	(b)	254	779	1,329	2,816
BlackRock Variable Series Funds, Inc.
Advantage U.S. Total Market V.I. Fund	(a)	1,023	1,272	1,585	2,504
	(b)	223	686	1,173	2,504

Separate Account C AFMaxx®− 457(b) Group Variable Annuity

If you are a participant in the Policy offered by American Fidelity Separate Account C, the information in the table on pages 6-7 of your Prospectus, "Fee Table – Examples", is updated to (1) delete the information about the BlackRock Value Opportunities V.I. Fund and replace it with the information below about the BlackRock Advantage U.S. Total Market V.I. Fund, and (2) add the information below about the Dreyfus Variable Investment Fund − Opportunistic Small Cap Portfolio, which will be available on or about October 1, 2017:

		Time Periods
		1 Year	3 Year	5 Year	10 Year

Dreyfus Variable Investment Fund
Opportunistic Small Cap Portfolio	(a)	1,039	1,535	2,057	3,198
	(b)	239	735	1,257	2,684
BlackRock Variable Series Funds, Inc.
Advantage U.S. Total Market V.I. Fund	(a)	1,008	1,442	1,901	2,900
	(b)	208	642	1,101	2,369

CONDENSED FINANCIAL INFORMATION

The information on pages 8-10 of your Prospectus, "Condensed Financial Information", is updated to add the following information:

The table does not include information for the Dreyfus Variable Investment Fund − Opportunistic Small Cap Portfolio, an investment option available on or about October 1, 2017.

REVENUE SHARING ARRANGEMENTS

The information on page 9 of your Prospectus, "Revenue Sharing Arrangements," is updated to add the following information to the two columns that appear at the end of the last paragraph:

The Dreyfus Corporation	0.10% (with regard to the Dreyfus Variable Investment Fund – Opportunistic Small Cap Portfolio only)

INVESTMENT OPTIONS

The information in the table on page 15 of your Prospectus, "Investment Options", is updated to add the following information about the Dreyfus Variable Investment Fund – Opportunistic Small Cap Portfolio, which will be available on or about October 1, 2017:

NAME	TYPE OF PORTFOLIO COMPANY	INVESTMENT ADVISOR/ SUB-ADVISOR
Dreyfus Variable Investment Fund •Opportunistic Small Cap Portfolio (Call 1.800.DREYFUS to request portfolio prospectus)	Open‑end, management investment company offering one or more portfolios available under the Policy.	Advisor: The Dreyfus Corporation Sub-Advisor: None

ADDITIONAL INFORMATION

More information about the BlackRock Advantage U.S. Total Market V.I. Fund and the Dreyfus Variable Investment Fund − Opportunistic Small Cap Portfolio can be found in the summary prospectus for the applicable portfolio.

You also may obtain a full prospectus, statement of additional information and other information about the BlackRock Advantage U.S. Total Market V.I. Fund and the Dreyfus Variable Investment Fund − Opportunistic Small Cap Portfolio free of charge by contacting our Annuity Services Department at 1.800.662.1113, va.help@americanfidelity.com, or P.O. Box 25520, Oklahoma City, Oklahoma 73125.

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________________________		STAMP
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American Fidelity Assurance Company
P.O. Box 25520
Oklahoma City, OK 73125-0520

Attention: Annuity Services Department

Please send me the Statement of Additional Information for the following:

☐ AFMaxx® 457(b) Group Variable Annuity	☐ Dreyfus Stock Index Fund, Inc.
☐ American Funds Insurance Series®	☐ The Dreyfus Sustainable U.S. Equity Portfolio, Inc.
☐ BlackRock Variable Series Funds, Inc.	☐ Vanguard® Variable Insurance Fund
☐ Dreyfus VIF Opportunistic Small Cap Portfolio

Name            ________________________________________________________________
                  (please print)
Address ________________________________________________________________

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